DF DENT PREMIER GROWTH FUND

(DFDPX)

DF DENT MIDCAP GROWTH FUND

Investor Shares (DFDMX)

Institutional Shares (DFMGX)

DF DENT SMALL CAP GROWTH FUND

Investor Shares (DFDSX)

Institutional Shares (DFSGX)

PROSPECTUS

November 1, 2018

DF Dent Premier Growth Fund seeks long-term capital appreciation.

DF Dent Midcap Growth Fund seeks long-term capital appreciation.

DF Dent Small Cap Growth Fund seeks long-term capital appreciation.

The Securities and Exchange Commission has not approved or disapproved of these securities or passed upon the accuracy or adequacy of the disclosure in this Prospectus. Any representation to the contrary is a criminal offense.

GROWTH FUNDS

Table of Contents

Summary Section	1
This important section summarizes each Fund’s objectives, strategies, fees, risks, past performance, portfolio turnover, portfolio managers, your account and other information.
DF Dent Premier Growth Fund	1
DF Dent Midcap Growth Fund	8
DF Dent Small Cap Growth Fund	16
Details Regarding Investment Strategies	25
This section includes additional information about each Fund’s investment strategies.
DF Dent Premier Growth Fund	25
DF Dent Midcap Growth Fund	27
DF Dent Small Cap Growth Fund	29
Cash Management	30
Details Regarding Investment Risks	31
This section includes additional information about each Fund’s investment risks.
Who May Want to Invest in the Funds	37
Management	38
Investment Adviser	38
Portfolio Managers	39
Other Service Providers	41
Fund Expenses	41
Adviser Related Performance	42
DF Dent Midcap Growth Fund	42
DF Dent Small Cap Growth Fund	44
Your Account	46
General Information	46
How to Contact the Funds	46
Choosing a Share Class	49
Buying Shares	50
Selling Shares	55
Exchanging Shares	59
Retirement Accounts	60
Other Information	61
Financial Highlights	65

GROWTH FUNDS

Summary Section

DF Dent Premier Growth Fund

Investment Objective

The objective of the DF Dent Premier Growth Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee (as a percentage of amount redeemed, if applicable)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.22%
Total Annual Fund Operating Expenses	1.22%
Fee Waiver and/or Expense Reimbursement(1)	(0.12)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.10%

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(1)	D.F. Dent and Company, Inc. (the “Adviser”) has contractually agreed to waive a portion of its fee and/ or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) to 1.10% on the first $150 million in Fund net assets and to 0.90% on net assets exceeding $150 million through October 31, 2019 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/ reimbursed.
(2)	Expense information in the table has been restated to reflect current fees. Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the expense cap.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described below. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$375	$659	$1,467

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities, consisting of common, preferred and convertible stock of domestic companies and real estate investment trusts (“REITs”) that the Adviser believes possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that the Adviser believes may contribute to accelerated growth in the foreseeable future. The Fund primarily invests in medium- and large-size domestic companies. For these purposes, the Adviser defines medium-size companies as those with market capitalizations in the range of $3 billion to $20 billion, and large-size companies as those with market capitalizations greater than $20 billion.

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The Fund’s investment strategy also permits the Fund to invest in small-size companies, which, according to the Adviser, are companies that typically have market capitalizations under $3 billion.

If the Fund is not invested primarily in medium- and large-size domestic companies due to, among other things, decreases in the market capitalization of those companies in the Fund’s portfolio since they were purchased, the Fund will limit new investments to medium- and large-size domestic companies.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments. Under normal market conditions, the Fund will typically hold approximately 25-50 stocks.

In purchasing Fund investments, the Adviser’s process begins with an economic analysis of prospective Fund investments across a range of industries, including, but not limited to, investments in the information technology sector, in which the Fund currently invests a significant portion of its net assets. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers and/or exhibit sustainable growth.

The Adviser may sell a stock in the Fund’s portfolio if, for example, the Adviser believes it has become overvalued or its fundamentals have changed. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation. In addition, the Fund may strategically invest a significant portion of the Fund’s total assets in cash or cash equivalents if in certain market conditions other appropriate investments for the Fund are not available at prices the Adviser believes are favorable to the Fund.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

Capital Gains Risk. The sale of securities held in the Fund’s portfolio may generate capital gains if the value of a security sold has appreciated since the time of the Fund’s initial investment. There can be no guarantee that the Fund will not distribute such capital gains.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

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Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer’s credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Equity Risk. Equity holdings, which include common stocks may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Focused Fund Risk. The Fund employs a strategy of investing in the securities of a limited number of companies, some of which may be in the same industry, sector or geographic region. As a result, the Fund may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Fund’s net asset value. Further, the Fund may be more sensitive to events affecting a single industry, sector or geographic region. The use of such a focused investment strategy may increase the volatility of the Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a portfolio that is more broadly invested.

Growth Company Risk. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it.

Industrial Sector Risk. To the extent the Fund invests a significant portion of its assets in the industrial sector, the Fund’s performance could be negatively impacted by events affecting this sector. The industrial sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Information Technology Sector Risk. The Fund currently invests a portion of its assets in the information technology sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

Large Capitalization Company Risk. The Fund’s investments in large capitalization companies may underperform other segments of the market because they may be less responsive to competitive challenges and opportunities and unable to attain high growth rates during periods of economic expansion.

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Management Risk. The Fund is actively managed and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets, and higher levels of Fund redemptions, which could have a negative impact on the Fund. Trade barriers and other protectionist trade policies (including those in the U.S.) may also have a negative impact on the Fund.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Furthermore, the Fund currently has a large shareholder controlled by the Fund’s Adviser, which could redeem shares to the detriment of other shareholders.

REIT Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

Small and Mid-Sized Capitalization Company Risk. Investments in small and mid-sized capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. Updated performance information is available at www.dfdent.com or by calling (866) 2DF-DENT or (866) 233-3368 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

GROWTH FUNDS

Annual Returns as of December 31

During the period shown, the highest return for a quarter was 20.09% for the quarter ended June 30, 2009, and the lowest return was -27.35% for the quarter ended December 31, 2008.

The calendar year-to-date total return as of September 30, 2018 was 19.74%.

Average Annual Total Returns

(For the periods ended December 31, 2017)

	1 Year	5 Year	10 Year
Return Before Taxes	31.84%	14.14%	8.01%
Return After Taxes on Distributions	29.04%	12.77%	7.32%
Return After Taxes on Distributions and Sale of Fund Shares	20.34%	11.20%	6.44%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	21.83%	15.79%	8.50%

S&P 500® Index is a broad-based, unmanaged measure of changes in stock market conditions based on the average performance of stocks of 500 large U.S. companies.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.

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Management

Portfolio Managers. The Fund is team managed by a team composed of Daniel F. Dent, Bruce L. Kennedy, II, and Matthew F. Dent. Daniel F. Dent is the lead portfolio manager with Bruce L. Kennedy, II, and Matthew F. Dent assisting him as co-portfolio managers. Daniel F. Dent has served as a portfolio manager of the Fund since its inception in July 2001. Bruce L. Kennedy, II, and Matthew F. Dent have served as co-portfolio managers of the Fund since November 2012.

Investment Adviser. D.F. Dent and Company, Inc. is the Fund’s investment adviser.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business. You may purchase or redeem shares directly from the Fund by calling (866) 2DF-DENT or (866) 233-3368 (toll free) or writing to the Fund at DF Dent Growth Funds, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$500
Retirement Accounts	$2,500	$500

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed to shareholders other than tax-advantaged investors (such as tax-advantaged retirement plans and accounts) as ordinary income, capital gains, or some combination of both. If you are investing through a tax-advantaged account, you may still be subject to taxation upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

GROWTH FUNDS

Summary Section

DF Dent Midcap Growth Fund

Investment Objective

The objective of the DF Dent Midcap Growth Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase, if applicable)	2.00%	2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	0.56%	0.52%
Total Annual Fund Operating Expenses	1.31%	1.27%
Fee Waiver and/or Expense Reimbursement(1)	(0.33)%	(0.42)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	0.98%	0.85%

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(1)	D.F. Dent and Company, Inc. (the “Adviser”) has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor Shares and Institutional Shares to 0.98% and 0.85%, respectively, through October 31, 2019 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

(2)	Expense information in the table has been restated to reflect current fees. Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the expense cap for Investor Shares.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described below. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$100	$383	$687	$1,550
Institutional Shares	$87	$361	$657	$1,497

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of medium-size companies (“80% Policy”). For these purposes, the Fund’s Adviser defines medium-sized companies as those companies with market capitalizations in the range of $914.9 million to $46.8 billion, which was the two-year average of the market capitalization range of companies in the Russell Midcap Growth® Index on December 31, 2016 and 2017.

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The Fund typically invests in U.S.-listed equity securities, consisting of common stocks, preferred stocks, securities convertible into U.S. common stocks, real estate investment trusts (“REITs”), American Depositary Receipts (“ADRs”), and exchange-traded funds (“ETFs”). The Fund invests in equity securities of domestic companies that in the Adviser’s view possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may invest in companies that do not have particularly strong earnings histories but do have other attributes that in the Adviser’s view may contribute to accelerated growth in the foreseeable future. The Fund is non-diversified, which means that it may concentrate its assets in a limited number of issuers.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments.

In purchasing Fund investments, the Adviser’s process begins with an economic analysis of prospective Fund investments across a range of industries, including, but not limited to, investments in the industrial sector and the information technology sector, in each of which the Fund currently invests a significant portion of its net assets. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers and/or exhibit sustainable growth.

The Adviser may sell a security in the Fund’s portfolio if, for example, the Adviser believes it has become overvalued or its fundamentals have changed. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation. In addition, the Fund may strategically invest a significant portion of the Fund’s total assets in cash or cash equivalents if in certain market conditions other appropriate investments for the Fund are not available at prices the Adviser believes are favorable to the Fund.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading. Unsponsored ADRs may involve additional risks, and their prices may be more volatile than the prices of sponsored ADRs.

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Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer’s credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Equity Risk. Equity holdings, which include common stocks may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

Growth Company Risk. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it.

Industrial Sector Risk. To the extent the Fund invests a significant portion of its assets in the industrial sector, the Fund’s performance could be negatively impacted by events affecting this sector. The industrial sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Information Technology Sector Risk. The Fund currently invests a portion of its assets in the information technology sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

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Initial Public Offering Risk. The Fund may purchase securities in an IPO. Securities purchased in an IPO may be illiquid, and therefore more difficult to sell promptly at the most favorable price, and may be subject to substantial price volatility due to factors such as unseasoned trading, lack of investor knowledge of the company, and limited operating history.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets, and higher levels of Fund redemptions, which could have a negative impact on the Fund. Trade barriers and other protectionist trade policies (including those in the U.S.) may also have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Furthermore, the Fund currently has a large shareholder controlled by the Fund’s Adviser, which could redeem shares to the detriment of other shareholders.

REIT Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

Small and Mid-Sized Capitalization Company Risk. Investments in small and mid-sized capitalization companies may be less liquid, and the prices of such securities may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

GROWTH FUNDS

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The historical performance of the Fund’s Investor Class shares is used to calculate the performance of the Fund’s Institutional Class shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same charges and expenses. The performance figures have not been adjusted to reflect applicable class fees and expenses. Updated performance information is available at www.dfdent.com or by calling (866) 2DF-DENT or (866) 233-3368 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

Annual Returns as of December 31

Investor Shares

During the period shown, the highest return for a quarter was 14.22% for the quarter ended September 30, 2013, and the lowest return was -7.99% for the quarter ended September 30, 2015.

The calendar year-to-date total return as of September 30, 2018 was 17.13%.

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Average Annual Total Returns

(For the periods ended December 31, 2017)

	1 Year	5 Year	Since Inception 07/01/11
Institutional Shares - Return Before Taxes	31.22%(1)	14.95%(1)	13.53%(1)
Investor Shares - Return Before Taxes	31.22%	14.95%	13.53%
Investor Shares - Return After Taxes on Distributions	31.13%	14.25%	13.00%
Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares	17.75%	11.83%	10.87%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)	25.27%	15.30%	11.97%

(1)	Institutional Shares commenced operations on November 29, 2017. Performance for the 1 year, 5 year and Since Inception periods is a blended average annual return which includes the returns of Investor Shares (inception date July 1, 2011) prior to the commencement of operations of Institutional Shares.

Russell Midcap® Growth Index measures the performance of the mid-cap growth segment of the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's Investor Shares and after-tax returns for other share classes will vary.

Management

Investment Adviser. D.F. Dent and Company, Inc. is the Fund’s investment adviser.

Portfolio Managers. The Fund’s portfolio is team-managed by an investment committee consisting of four portfolio managers, Matthew F. Dent, the President of the Adviser, and Thomas F. O’Neil, Jr., Gary D. Mitchell, and Bruce L. Kennedy, II, each a Vice President of the Adviser, who are jointly responsible for the day-to-day management of the Fund. They each have served as portfolio manager of the Fund since its inception in July 2011.

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Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business. You may purchase or redeem shares directly from the Fund by calling (866) 2DF-DENT or (866) 233-3368 (toll free) or writing to the Fund at DF Dent Growth Funds, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$500	$500,000	$0
Retirement Accounts	$2,500	$500	$500,000	$0

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed to shareholders other than tax-advantaged investors (such as tax-advantaged retirement plans and accounts) as ordinary income, capital gains, or some combination of both. If you are investing through a tax-advantaged account, you may still be subject to taxation upon withdrawals from that account.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Summary Section

DF Dent Small Cap Growth Fund

Investment Objective

The objective of the DF Dent Small Cap Growth Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Investor Shares	Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions (as a percentage of the offering price)	None	None
Redemption Fee (as a percentage of amount redeemed within 60 days of purchase, if applicable)	2.00%	2.00%
Exchange Fee (as a percentage of amount redeemed, if applicable)	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses	2.24%	2.06%
Total Annual Fund Operating Expenses	3.09%	2.91%
Fee Waiver and/or Expense Reimbursement(1)	(2.04)%	(1.96)%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(2)	1.05%	0.95%

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(1)	D.F. Dent and Company, Inc. (the “Adviser”) has contractually agreed to waive a portion of its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of Investor Shares and Institutional Shares to 1.05% and 0.95%, respectively, through October 31, 2019 (the “Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by the Fund for fees waived and expenses reimbursed by the Adviser pursuant to the Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of a class to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed.

(2)	Expense information in the table has been restated to reflect current fees. Total Annual Operating Expenses do not correlate to the ratio of expenses to average net assets given in the financial highlights due to a reduction in the expense cap for Investor Shares.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same, except that it reflects the Expense Cap through the time periods described below. Although your actual costs may be higher or lower, based on these assumptions, whether you do or do not redeem your shares at the end of each period described below, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$107	$762	$1,442	$3,259
Institutional Shares	$97	$715	$1,360	$3,092

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.

Principal Investment Strategies

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies with small market capitalizations (“80% Policy”). For these purposes, the Adviser considers small market capitalization companies to be those that at the time of initial purchase are within the range of the Russell 2000® Growth Index or the S&P SmallCap 600® Index during the most recent 12 month period (which was $7.6 million to $16.7 billion as of September 30, 2018).

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The Fund typically invests in U.S. exchange-listed equity securities, consisting of common stocks, preferred stocks, real estate investment trusts (“REITs”), sponsored and unsponsored American Depositary Receipts (“ADRs”) and exchange-traded funds (“ETFs”). The Fund may also invest in securities convertible into U.S. common stocks. The Fund invests in equity securities of companies that in the Adviser’s view possess superior long-term growth characteristics and have strong, sustainable earnings prospects and/or reasonably valued stock prices. The Fund may invest in companies that do not have particularly strong earnings histories but do have other attributes that in the Adviser’s view may contribute to accelerated growth in the foreseeable future, including initial public offerings (“IPOs”). The Fund is non-diversified, which means that it may concentrate its assets in a limited number of issuers. As of the Fund’s fiscal year end, it had significant exposure to the information technology and industrial sectors.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. In purchasing Fund investments, the Adviser’s process begins with an economic analysis of prospective Fund investments across a range of industries. The Adviser then uses in-house and other fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers and/or exhibit sustainable growth.

The Adviser may sell a security in the Fund’s portfolio if, for example, the Adviser believes it has become overvalued, its fundamentals have changed or it is no longer appropriate for the portfolio. The Adviser may also change the weighting in a stock if it becomes overweighted in the portfolio due to appreciation. In addition, the Fund may strategically invest a significant portion of the Fund’s total assets in cash or cash equivalents if in certain market conditions other appropriate investments for the Fund are not available at prices the Adviser believes are favorable to the Fund.

Principal Investment Risks

The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund, and the Fund could underperform other investments. There is no guarantee that the Fund will meet its investment objective. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

It is important that you closely review and understand the risks of investing in the Fund prior to making an investment in the Fund.

ADR Risk. The Fund may invest in ADRs. ADR risks include, but are not limited to, fluctuations in foreign currencies and foreign investment risks, such as political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. In addition, ADRs may not track the price of the underlying foreign securities, and their value may change materially at times when U.S. markets are not open for trading. Unsponsored ADRs may involve additional risks, and their prices may be more volatile than the prices of sponsored ADRs.

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Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising.

Consumer Discretionary Sector Risk. Consumer discretionary products and services are non-essential products and services whose demand tends to increase as consumers' disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. Investments in this sector can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products. The prices of raw materials fluctuate in response to a number of factors, including changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies and seasonal and weather conditions. Companies in the consumer discretionary sector may be subject to severe competition, which may also have an adverse impact on their profitability.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer’s credit rating. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the value of the convertible securities.

Equity Risk. Equity holdings, which include common stocks may decline in value because of changes in the price of a particular holding or a broad stock market decline. Common stock ranks below preferred stock and debt securities in claims for dividends and for assets of the company in a liquidation or bankruptcy. The value of a security may decline for a number of reasons that directly relate to the issuer of a security or broader economic or market events including changes in interest rates.

Exchange-Traded Funds Risk. The risks of investment in these securities typically reflect the risks of types of instruments in which the ETFs invest. By investing in an ETF, the Fund becomes a shareholder of that ETF and bears its proportionate share of the fees and expenses of the ETF. ETF shares trade in the secondary market and may be purchased by the Fund at a premium or discount to their NAV. When selling such securities, the Fund may not sell at the same premium or discount and may lose money on the premium or discount.

Growth Company Risk. The Fund’s investments in growth securities may be more sensitive to company earnings and more volatile than the market in general primarily because their stock prices are based heavily on future expectations. If the Adviser’s assessment of the prospects for a company’s growth is wrong, or if the Adviser’s judgment of how other investors will value the company’s growth is wrong, then the price of the company’s stock may fall or not approach the value that the Adviser has placed on it.

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Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations changing costs of medical products and services, limited product lines, and product liability claims, among other things. Many healthcare companies are heavily dependent on patent protection, which may be time consuming and costly, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies may be thinly capitalized and susceptible to product obsolescence. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, which may be time consuming and costly and with no guarantee that the product will come to market.

Industrial Sector Risk. To the extent the Fund invests a significant portion of its assets in the industrial sector, the Fund’s performance could be negatively impacted by events affecting this sector. The industrial sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation.

Information Technology Sector Risk. The Fund currently invests a portion of its assets in the information technology sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

Initial Public Offering Risk. The Fund may purchase securities in an IPO. Securities purchased in an IPO may be illiquid, and therefore more difficult to sell promptly at the most favorable price, and may be subject to substantial price volatility due to factors such as unseasoned trading, lack of investor knowledge of the company, and limited operating history.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objective.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. In addition, there is a risk that policy changes by the Federal Reserve and/or other government actors, such as increasing interest rates, could cause increased volatility in financial markets, and higher levels of Fund redemptions, which could have a negative impact on the Fund. Trade barriers and other protectionist trade policies (including those in the U.S.) may also have a negative impact on the Fund.

Non-Diversification Risk. The Fund is non-diversified. Investment by the Fund in securities of a limited number of issuers may expose it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

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Preferred Stock Risk. Preferred stock is a class of a capital stock that typically pays dividends at a specified rate. Preferred stock is generally senior to common stock, but subordinate to debt securities, with respect to the payment of dividends and on liquidation of the issuer. The market value of preferred stock generally decreases when interest rates rise and is also affected by the issuer’s ability to make payments on the preferred stock.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Furthermore, the Fund currently has a large shareholder controlled by the Fund’s Adviser, which could redeem shares to the detriment of other shareholders.

REIT Risk. The value of the Fund’s investments in REITs may change in response to changes in the real estate market such as declines in the value of real estate, lack of available capital or financing opportunities, and increases in property taxes or operating costs. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

Small Capitalization Company Risk. The Fund’s investments in small capitalization companies may be less liquid and their securities’ prices may fluctuate more than those of larger, more established companies. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Performance Information

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Investor Shares from year to year and by showing how the Fund’s average annual returns compare with those of a broad measure of market performance. The historical performance of the Fund’s Investor Class shares is used to calculate the performance of the Fund’s Institutional Class shares. Each share class is invested in the same portfolio of securities, and the annual returns would have differed only to the extent that the classes do not have the same charges and expenses. The performance figures have not been adjusted to reflect applicable class fees and expenses. Updated performance information is available at www.dfdent.com or by calling (866) 2DF-DENT or (866) 233-3368 (toll free).

Performance information (before and after taxes) represents only past performance and does not necessarily indicate future results.

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Annual Returns as of December 31

Investor Shares

During the period shown, the highest return for a quarter was 8.81% for the quarter ended June 30, 2016, and the lowest return was -11.21% for the quarter ended September 30, 2015.

The calendar year-to-date total return as of September 30, 2018 was 21.30%.

Average Annual Total Returns

(For the periods ended December 31, 2017)

	1 Year	Since Inception 11/01/13
Institutional Shares - Return Before Taxes	15.58%(1)	9.49%(1)
Investor Shares - Return Before Taxes	15.58%	9.49%
Investor Shares - Return After Taxes on Distributions	15.58%	9.33%
Investor Shares - Return After Taxes on Distributions and Sale of Fund Shares	8.82%	7.40%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)	22.17%	10.46%

(1)	Institutional Shares commenced operations on November 29, 2017. Performance for the 1 year and Since Inception periods is a blended average annual return which includes the returns of Investor Shares (inception date November 1, 2013) prior to the commencement of operations of Institutional Shares.

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Russell 2000® Growth Index measures the performance of the small cap growth segment of the U.S. equity universe. It includes those Russell Small Cap Index companies with higher price-to-book ratios and higher forecasted growth values.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown only for the Fund's Investor Shares and after-tax returns for other share classes will vary.

Management

Investment Adviser. D.F. Dent and Company, Inc. is the Fund’s investment adviser.

Portfolio Managers. The Fund’s portfolio is team-managed by an investment committee consisting of two portfolio managers, Matthew F. Dent, the President of D.F. Dent and Gary Wu, a Vice President of D.F. Dent, who are jointly responsible for the day-to-day management of the Fund. They each have served as portfolio manager of the Fund since its inception in November 2013.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day that the New York Stock Exchange (the “NYSE”) is open for business. You may purchase or redeem shares directly from the Fund by calling (866) 2DF-DENT or (866) 233-3368 (toll free) or writing to the Fund at DF Dent Growth Funds, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$500	$500,000	$0
Retirement Accounts	$2,500	$500	$500,000	$0

Tax Information

Shareholders may receive distributions from the Fund, which may be taxed to shareholders other than tax-advantaged investors (such as tax-advantaged retirement plans and accounts) as ordinary income, capital gains, or some combination of both. If you are investing through a tax-advantaged account, you may still be subject to taxation upon withdrawals from that account.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Details Regarding Investment Strategies

CONCEPTS TO UNDERSTAND

Common Stock means an ownership interest in a company and usually possesses voting rights and may earn dividends.

Equity Security means a security such as a common stock, preferred stock or convertible security that represents an ownership interest in a company.

Market Capitalization means the total value of all of a company’s stock in the stock market based on the stock’s market price.

DF Dent Premier Growth Fund

The objective of the Fund is to seek long-term capital appreciation. The Fund’s investment objective is fundamental and may only be changed by the Board of Trustees with shareholder approval.

The Fund invests primarily in equity securities, consisting of common, preferred and convertible stock, of domestic companies and real estate investment trusts (“REITs”) that the Adviser believes possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that the Adviser believes may contribute to accelerated growth in the foreseeable future. The Fund primarily invests in medium- and large-size domestic companies. For these purposes, the Adviser defines medium-size companies as those with market capitalizations in the range of $3 billion to $20 billion, and large-size companies as those with market capitalizations greater than $20 billion.

The Fund’s investment strategy also permits the Fund to invest in small-size companies, which, according to the Adviser, are companies that typically have market capitalizations under $3 billion.

If the Fund is not invested primarily in medium- and large-size domestic companies due to, among other things, decreases in the market capitalization of those companies in the Fund’s portfolio since they were purchased, the Fund will limit new investments to medium- and large-size domestic companies.

The Adviser’s Process — Purchasing Portfolio Securities. The Adviser’s process begins with an economic analysis of prospective Fund investments across a range of industries. Strong financial characteristics such as a high return on equity, good profit margins and a strong balance sheet are more important than the absolute size of the company. Emphasis is placed upon companies that have demonstrated the ability to report earnings growth on a consistent basis in varied economic environments. The Adviser then uses fundamental research to identify companies that it believes:

•	Have excellent management teams with proven execution skills

•	Maintain a market leadership position in an industry niche

•	Deliver on a consistent basis in varied environments

•	Have sustainable growth prospects

The Adviser plans to hold investments long-term if they continue to satisfy the Fund’s investment criteria.

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The Adviser’s Process — Selling Portfolio Securities. The Adviser monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock if:

•	It subsequently fails to meet the Adviser’s initial investment criteria

•	It becomes overvalued relative to the long-term expectation for the stock price

•	Changes in economic conditions or industry fundamentals affect the company’s financial outlook

•	Other investment opportunities exist that may offer more attractive risk-adjusted returns

The Adviser may also change the weighting of a stock if it becomes an excessively large position within the Fund due to appreciation.

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in cash or high-quality cash equivalents (including money market instruments, commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

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DF Dent Midcap Growth Fund

The objective of the Fund is to seek long-term capital appreciation. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of shareholders. The Fund, however, will provide shareholders with at least 60 days’ notice prior to making any changes to the investment objective.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of medium-size companies (“80% policy”). For these purposes, the Fund’s Adviser defines medium-sized companies as those companies with market capitalizations in the range of $914.9 million to $46.8 billion, which was the two-year average of the market capitalization range of companies in the Russell Midcap Growth Index® on December 31, 2016 and 2017. The Fund will not change its 80% Policy without providing shareholders with at least 60 days’ notification.

The Fund typically invests in U.S.-listed equity securities, including common stocks, preferred stocks, securities convertible into U.S. common stocks, REITs, ADRs, and ETFs. The Fund is non-diversified, which means that it may concentrate its assets in a limited number of issuers.

The Adviser’s Process — Purchasing Portfolio Securities. The Adviser begins its process with an economic analysis of prospective Fund investments across a range of industries. Strong financial characteristics such as a high return on equity, good profit margins and a strong balance sheet are more important than the absolute size of the company. Emphasis is placed upon companies that have demonstrated the ability to report earnings growth on a consistent basis in varied economic environments. The Adviser then uses fundamental research to identify companies that it believes:

•	Have excellent management teams with proven execution skills

•	Maintain a market leadership position in an industry niche

•	Deliver on a consistent basis in varied environments

•	Have sustainable growth prospects

The Adviser plans to hold investments long-term if they continue to satisfy the Fund’s investment criteria.

The Adviser’s Process — Selling Portfolio Securities. The Adviser monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock if:

•	It subsequently fails to meet the Adviser’s initial investment criteria

•	It becomes overvalued relative to the long-term expectation for the stock price

•	Changes in economic conditions or industry fundamentals affect the company’s financial outlook

•	Other investment opportunities exist that may offer more attractive risk-adjusted returns

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The Adviser may also change the weighting of a stock if it becomes an excessively large position within the Fund due to appreciation.

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in cash or high-quality cash equivalents (including money market instruments, commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

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DF Dent Small Cap Growth Fund

The objective of the Fund is to seek long-term capital appreciation. The Fund’s investment objective is non-fundamental and may be changed by the Board of Trustees without a vote of shareholders. The Fund, however, will provide shareholders with at least 60 days’ notice prior to making any changes to the investment objective.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of companies with small market capitalizations (“80% Policy”). The Fund will provide 60 days’ notice to shareholders prior to implementing a change in this policy for the Fund. The Adviser considers small market capitalization companies to be those that at the time of initial purchase are within the range of the Russell 2000® Growth Index or the S&P SmallCap 600® Index during the most recent 12 month period (which was $7.6 million to $16.7 billion as of September 30, 2018).

The Fund typically invests in U.S. exchange-listed equity securities, consisting of common stocks, preferred stocks, REITs, sponsored and unsponsored ADRs, and ETFs. The Fund may also invest in securities convertible into U.S. common stocks. The Fund is non-diversified, which means that it may concentrate its assets in a limited number of issuers.

The Adviser’s Process — Purchasing Portfolio Securities. The Adviser begins its process with an economic analysis of prospective Fund investments across a range of industries. Strong financial characteristics such as a high return on equity, good profit margins and a strong balance sheet are more important than the absolute size of the company. Emphasis is placed upon companies that have demonstrated the ability to report earnings growth on a consistent basis in varied economic environments. The Adviser then uses fundamental research to identify companies that it believes:

•	Have excellent management teams with proven execution skills

•	Maintain a market leadership position in an industry niche

•	Deliver on a consistent basis in varied environments

•	Have sustainable growth prospects

The Adviser plans to hold investments long-term if they continue to satisfy the Fund’s investment criteria.

The Adviser’s Process — Selling Portfolio Securities. The Adviser monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock if:

•	It subsequently fails to meet the Adviser’s initial investment criteria

•	It becomes overvalued relative to the long-term expectation for the stock price

•	Changes in economic conditions or industry fundamentals affect the company’s financial outlook

GROWTH FUNDS

•	Other investment opportunities exist that may offer more attractive risk-adjusted returns

The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation.

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment objective and/or strategies and may invest, without limitation, in cash or high-quality cash equivalents (including money market instruments, commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive position.

Cash Management

As a non-principal investment strategy, each Fund may invest cash balances in investment grade debt securities, including U.S. Government securities and other funds that invest in such securities. Investments may include U.S. Treasury bills, Treasury Inflation-Protected Securities, notes and bonds, corporate bonds and notes issued by large and medium domestic companies. If an investment grade security held by a Fund is downgraded to non-investment grade, the Fund may hold the security if the Adviser believes the issuer will continue to pay its debt or the current market price does not properly reflect what the Adviser believes to be the fair value of the security. The lowest ratings that are investment grade for corporate bonds, including convertible bonds, are “Baa” in the case of Moody’s Investors Service, Inc. (“Moody’s”) and “BBB” in the case of Standard & Poor’s Financial Services, LLC, a division of the McGraw-Hill Companies, Inc. (“S&P”) and Fitch, Inc. (“Fitch”); for preferred stock the lowest ratings are “Baa” in the case of Moody’s, “BBB” in the case of S&P, and “BBB” in the case of Fitch.

Each Fund also may invest a portion of their total assets in cash or cash equivalents, including bank notes; banker’s acceptances; certificates of deposit; commercial paper; medium term notes; money market funds that are registered as investment companies under the Investment Company Act of 1940, as amended; and repurchase agreements if the Adviser is unable to find investments selling at discounts to what the Adviser believes are their fair intrinsic value. If a Fund invests in money market funds, shareholders will bear their proportionate share of the expenses, including, for example, advisory and administrative fees, of the money market funds in which the Fund invests. Shareholders also would be exposed to the risks associated with money market funds and the portfolio investments of such money market funds, including that a money market fund’s yield will be lower than the return that a Fund would have derived from other investments that would provide liquidity.

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Details Regarding Investment Risks

A Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio. You could lose money on your investment in a Fund, and a Fund could underperform other investments. There is no guarantee that a Fund will meet its investment objective. An investment in a Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Principal Risks	DF Dent Premier Growth Fund	DF Dent Midcap Growth Fund	DF Dent Small Cap Growth Fund
ADR Risk		X	X
Capital Gains Risk	X
Cash and Cash Equivalents Risk	X	X	X
Consumer Discretionary Risk			X
Convertible Securities Risk	X	X	X
Equity Risk	X	X	X
Exchange-Traded Funds Risk		X	X
Focused Fund Risk	X
Growth Company Risk	X	X	X
Healthcare Sector Risk			X
Industrial Sector Risk	X	X	X
Information Technology Sector Risk	X	X	X
Initial Public Offering Risk		X	X
Large Capitalization Company Risk	X
Management Risk	X	X	X
Market Events Risk	X	X	X
Mid-Sized Capitalization Company Risk	X	X
Non-Diversification Risk		X	X
Preferred Stock Risk	X	X	X
Redemption Risk	X	X	X
REIT Risk	X	X	X
Small Capitalization Company Risk	X	X	X

References to the “Fund” below are to the respective Fund(s) as noted in the preceding table.

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ADR Risk. Investing in ADRs may involve risks relating to political, economic or regulatory conditions in foreign countries where the underlying securities are traded. These risks include fluctuations in foreign currencies, political and financial instability, less liquidity, lack of uniform accounting, auditing and financial reporting standards and increased price volatility. The underlying securities are typically denominated (or quoted) in a currency other than U.S. dollars. The securities underlying ADRs may trade on foreign exchanges at times when U.S. markets are not open for trading. As a result, the value of ADRs may not track the price of the underlying foreign securities and may change materially at times when the U.S. markets are not open for trading. Unsponsored ADRs may involve additional risks, and their prices may be more volatile than the prices of sponsored ADRs.

Capital Gains Risk. The sale of securities held in the Fund’s portfolio may generate capital gains if the value of a security sold has appreciated since the time of the Fund’s initial investment. There can be no guarantee that the Fund will not distribute such capital gains. Distributions attributable to ordinary income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gain rates.

Cash and Cash Equivalents Risk. To the extent the Fund holds cash and cash equivalents positions, even strategically, the Fund risks achieving lower returns and potential lost opportunities to participate in market appreciation, which could negatively impact the Fund’s performance and ability to achieve its investment objective. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. Holding cash subjects the Fund to the credit risk of the depositary institution.

Consumer Discretionary Sector Risk. Consumer discretionary products and services are non-essential products and services whose demand tends to increase as consumers' disposable income increases, such as automobiles, apparel, electronics, home furnishings, and travel and leisure products and services. Investments in this sector can be significantly affected by the performance of the overall economy, interest rates, competition, and consumer confidence. Success can depend heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products. The prices of raw materials fluctuate in response to a number of factors, including changes in government agricultural support programs, exchange rates, import and export controls, changes in international agricultural and trading policies and seasonal and weather conditions. Companies in the consumer discretionary sector may be subject to severe competition, which may also have an adverse impact on their profitability.

Convertible Securities Risk. Investments in convertible securities entail some of the risks of both equity and debt securities. The value of convertible securities tends to decline as interest rates rise and, because of the conversion feature, tends to vary with the fluctuations in the market value of the underlying securities or any changes in the issuer’s credit rating. Convertible securities often display a degree of market price volatility that is comparable to common stocks and are also subject to additional risks, including risk of default on interest or principal payments, which could result in a loss of income from or a decline in value of the securities. Convertible securities are subject to the risk that the credit rating of the issuer may have an effect on the convertible securities’ investment value.

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Equity Risk. Equity holdings, common stocks, convertible securities, preferred stocks, warrants and sponsored and unsponsored ADRs may decline in value because of changes in price of a particular holding or a broad stock market decline. These fluctuations could be a drastic movement or a sustained trend. The value of a security may decline for a number of reasons that directly relate to the issuer of a security, such as management performance, financial leverage and reduced demand for the issuer’s goods or services, or broader economic or market events, including changes in interest rates. Common stocks in general are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders.

Exchange-Traded Funds Risk. The risks of investments in ETF securities typically reflect the risks of the types of instruments in which the ETF invests. When the Fund invests in ETFs, shareholders of the Fund bear their proportionate share of the ETF’s fees and expenses, as well as their share of the Fund’s fees and expenses. As a result, an investment by the Fund in an ETF could cause the Fund’s operating expenses to be higher and, in turn, performance to be lower than if it were to invest directly in the instruments underlying the ETF. Because ETF shares are listed and traded on national stock exchanges, they may trade at a discount or premium to their NAV. Investments in ETFs are subject to brokerage and other trading costs, which could result in greater expenses to the Fund. An actively managed ETF’s performance will reflect its adviser's ability to make investment decisions that are suited to achieving the ETF’s investment objectives. A passively managed ETF may not replicate the performance of the index it intends to track because of, for example, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of stocks held. The trading in an ETF may be halted if the trading in one or more of the ETF’s underlying securities is halted. Finally, because the value of ETF shares depends in part on the demand for them in the market, the Fund may not be able to liquidate an ETF position at the NAV of the ETF, adversely affecting the Fund's performance.

Focused Fund Risk. A Fund that employs a strategy of investing in the securities of a limited number of companies, some of which may be in the same industry, sector or geographic region, including a Fund that is classified as “non-diversified,” may incur more risk because changes in the value of a single security may have a more significant effect, either positive or negative, on the Fund’s net asset value. Further, such a Fund may be more sensitive to events affecting a single industry, sector or geographic region. The use of such a focused investment strategy may increase the volatility of a Fund’s investment performance, as the Fund may be more susceptible to risks associated with a single economic, political or regulatory event than a Fund that is more broadly invested.

Growth Company Risk. The Fund may invest in growth securities that are susceptible to rapid price swings, especially during periods of economic uncertainty. Because the prices of most growth stocks are based on future expectations, these stocks tend to be more sensitive than value stocks to bad economic news and negative earnings surprises. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

In addition, you could lose money on your investment if:

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•	The market does not recognize the growth potential or value of the stocks in the Fund’s portfolio.

•	Investor demand for growth stocks held by the Fund declines.

•	There is deceleration in the expected growth rate of the companies in which the Fund invests.

•	The Adviser’s judgment as to the growth potential or value of a stock proves to be wrong.

Healthcare Sector Risk. The profitability of companies in the healthcare sector may be affected by government regulations and government healthcare programs, government reimbursement for medical expenses, increases or decreases in the cost of medical products and services, limited product lines, increased emphasis on the delivery of healthcare through outpatient services and product liability claims. Many healthcare companies are heavily dependent on patent protection, which may be time consuming and costly, and the expiration of a company’s patent may adversely affect that company’s profitability. Healthcare companies are subject to competitive forces that may result in pricing pressure, including price discounting, and may be thinly capitalized and susceptible to product obsolescence. Many new products in the healthcare sector require significant research and development and may be subject to regulatory approvals, which may be time consuming and costly and with no guarantee that the product will come to market.

Industrial Sector Risk. To the extent the Fund invests a significant portion of its assets in the industrial sector, the Fund’s performance could be negatively impacted by events affecting this sector. The industrial sector includes, for example, aerospace and defense, non-residential construction, engineering, machinery, transportation, and commercial and professional services companies. This sector can be significantly affected by, among other things, business cycle fluctuations, worldwide economy growth, government and corporate spending, supply and demand for specific products and manufacturing, and government regulation. Aerospace and defense companies, a component of the industrial sector, can be significantly affected by government spending policies because companies involved in this industry rely, to a significant extent, on U.S. and foreign government demand for their products and services. Thus, the financial condition of, and investor interest in, aerospace and defense companies are heavily influenced by governmental defense spending policies which are typically under pressure from efforts to control the U.S. (and other) government budgets. Transportation securities, a component of the industrial sector, are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor agreements and insurance costs.

Information Technology Sector Risk. The Fund currently invests a significant portion of its assets in the information technology sector, and therefore the Fund’s performance could be negatively impacted by events affecting this sector. The information technology sector includes, for example, internet, semiconductor, software, hardware, and technology equipment companies. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights. This sector can be significantly affected by, among other things, the supply and demand for specific products and services, the pace of technological development, and government regulation.

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Initial Public Offering Risk. Special risks associated with securities purchased in IPOs may include illiquidity and substantial price volatility due to unseasoned trading, lack of investor knowledge of the company, and limited operating history. The limited number of shares available for trading in some IPOs may make it more difficult for the Fund to buy or sell significant amounts of shares without an unfavorable impact on prevailing market prices. Some companies whose shares are sold through IPOs are involved in relatively new industries or lines of business, which may not be widely understood by investors. Some of these companies may be undercapitalized or regarded as developmental stage companies without revenues or operating income, or the near-term prospects of achieving them.

Large Capitalization Company Risk. Investments in large capitalization companies may go in and out of favor based on market and economic conditions and may underperform other market segments. Some large capitalization companies may be unable to respond quickly to new competitive challenges or to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. As such, returns on investments in stocks of large capitalization companies could trail the returns on investments in stocks of small and mid-sized capitalization companies.

Management Risk. The Fund is actively managed and its performance will reflect the Adviser's ability to make investment decisions that are suited to achieving the Fund’s investment objective. Investments selected by the Adviser for the Fund may not perform to expectations. This could result in the Fund’s underperformance compared to other funds with similar investment objectives. Further, the Fund’s performance may deviate from overall market returns to a greater degree than funds that do not employ a similar strategy.

Market Events Risk. Turbulence in the financial markets and reduced liquidity in equity, credit and fixed-income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund. Following the financial crisis that began in 2007, the Federal Reserve attempted to stabilize the U.S. economy and support the U.S. economic recovery by keeping the federal funds rate at or near zero percent. As the Federal Reserve raises the federal funds rate, there is a risk that interest rates across the U.S. financial system will rise. Geopolitical events may expose markets to heightened volatility, have significant impact on world financial matters, and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. Such policy changes include the United Kingdom’s vote to leave the European Union (the “EU”), commonly referred to as “Brexit,” and its effect on the United Kingdom and European economies will likely depend on the nature of trade relations with the EU and other major economies following its exit, which are matters to be negotiated. These policy changes may expose markets to heightened volatility, have significant impact on world financial matters and may reduce liquidity for certain Fund investments, causing the value of the Fund’s investments and share price to decline. To the extent that the Fund experiences high redemptions because of these governmental policy changes, the Fund may experience increased portfolio turnover, which will increase the costs that the Fund incurs and will lower the Fund’s performance. Trade barriers (including those in the U.S.) may also have a negative impact on the Fund.

Mid-Sized Capitalization Company Risk. Investments in mid capitalization companies may entail greater risks, and their securities’ prices may fluctuate more and have a higher degree of volatility than those of larger, more established companies. Securities of mid capitalization companies may be traded in lower volume and

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be less liquid. The general market may not favor mid capitalization companies in which the Fund invests and as a result the Fund could underperform the general market. Mid capitalization companies may have more limited product lines, markets and financial resources that make them more susceptible to economic and market setbacks. Additionally, information about these companies may not be readily available. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Non-Diversification Risk. The Fund is non-diversified. As a non-diversified fund, the Fund will be subject to more investment risk and potential for volatility than a diversified fund because its portfolio may include only a limited number of issuers. An increase or decrease of the value of a single position held by the Fund may have a greater impact on the Fund's NAV and total return than if the Fund were more broadly invested.

Preferred Stock Risk. If interest rates rise, the dividend on preferred stock may be less attractive, causing the price of preferred stock to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions for their call or redemption prior to maturity, which can have a negative effect on their prices when interest rates decline. Preferred stocks are equity securities because they do not constitute a liability of the issuer and therefore do not offer the same degree of protection of capital or continuation of income as debt securities. Unlike debt securities, preferred stock dividends are payable at the discretion of the issuer’s board of directors. The market prices of preferred stocks are generally more sensitive to actual or perceived changes in the issuer’s financial condition or prospects than are the prices of debt securities. Preferred stock also may be less liquid than common stock. The rights of preferred stock on distribution of an issuer’s assets in the event of its liquidation are generally subordinated to the rights associated with an issuer’s debt securities. Preferred stock may also be subject to the risk that the issuer is unable or unwilling, or is perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or otherwise honor its obligations.

Redemption Risk. The Fund could experience a loss when selling securities to meet redemption requests by shareholders. The risk of loss increases if the redemption requests are unusually large or frequent or occur in times of overall market turmoil or declining prices. Furthermore, the Fund currently has a large shareholder controlled by the Fund’s Adviser, which could redeem shares to the detriment of other shareholders.

REIT Risk. REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as declines in property values, increases in property taxes, operating expenses, rising interest rates or competition overbuilding, zoning changes, and losses from casualty or condemnation. REITs typically are subject to management fees and other expenses that are separate from those of the Fund.

Small Capitalization Company Risk. Investments in small capitalization companies may entail greater risks and their securities’ prices may fluctuate more and have a higher degree of volatility than those of larger, more established companies. Securities of small capitalization companies may be traded in lower volume and be less liquid. At certain times, the general market may not favor the smaller, growth-oriented companies in which the Fund invests and as a result the Fund could underperform the general market. Smaller companies may have more limited product lines, markets and financial resources that make them more susceptible

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to economic and market setbacks. Additionally, information about these companies may not be readily available. The smaller the company, the greater effect these risks may have on the company’s operations and performance which could have a significant impact on the price of the security. These factors could adversely affect the Fund’s ability to sell such securities at a desirable time and price.

Who May Want to Invest in the Funds

The Funds may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment

•	Are pursuing a long-term goal, and

•	Are willing to accept higher short-term risk

The Funds may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries

•	Need regular income or stability of principal, or

•	Are pursuing a short-term goal or investing emergency reserves

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Management

The DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund (each a “Fund”; collectively the “Funds”) are each a series of Forum Funds (the “Trust”), an open-end, management investment company (mutual fund). The Board of Trustees (the “Board”) oversees the management of the Funds and meets periodically to review each Fund’s performance, monitor investment activities and practices and discuss other matters affecting the Funds. Additional information regarding the Board and the Trust’s executive officers may be found in the Funds’ Statement of Additional Information (the “SAI”), which is available from the Adviser’s website at www.dfdent.com.

Investment Adviser

The Funds’ investment adviser is D.F. Dent and Company, Inc. (the “Adviser”), 400 E. Pratt Street, 7th Floor, Baltimore, Maryland 21202. The Adviser is a registered investment adviser under the Investment Advisers Act of 1940 and has provided investment advisory and management services to clients since 1976. The Adviser is a privately owned corporation controlled by Daniel F. Dent. As of June 30, 2018, the Adviser had approximately $4.98 billion of assets under management.

The Adviser receives an advisory fee from the Funds at an annual rate equal to 1.00% of the average annual daily net assets of the DF Dent Premier Growth Fund, 0.75% of the average annual daily net assets of the DF Dent Midcap Growth Fund, and 0.85% of the average annual daily net assets of the DF Dent Small Cap Growth Fund under the terms of the Advisory Agreement. The actual advisory fee rate retained by the Adviser for the fiscal year ended June 30, 2018 was 0.91%, 0.54%, and 0.00% by DF Dent Premier Growth Fund, DF Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund, respectively. The Adviser has contractually agreed to waive its fee and/or reimburse Fund expenses to limit the Fund’s Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of the DF Dent Premier Growth Fund to 1.10% on the first $150 million in net assets and to 0.90% on net asset exceeding $150 million through October 31, 2019 (“Expense Cap”). The Adviser has also contractually agreed to waive its fee and/or reimburse Fund expenses to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses) of the Investor Shares and Institutional Shares of the DF Dent Midcap Growth Fund to 0.98% and 0.85%, respectively, and the Investor Shares and Institutional Shares of the DF Dent Small Cap Growth Fund to 1.05% and 0.95%, respectively, through October 31, 2019 (“Expense Cap”). The Expense Cap may only be raised or eliminated with the consent of the Board of Trustees. The Adviser may be reimbursed by each Fund for fees waived and expenses reimbursed by the Adviser pursuant to each Expense Cap if such payment is made within three years of the fee waiver or expense reimbursement and does not cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement of the Fund to exceed the lesser of (i) the then-current expense cap, and (ii) the expense cap in place at the time the fees/expenses were waived/reimbursed. Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement will increase if exclusions from the Expense Cap apply.

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A discussion summarizing the basis on which the Board approved the Advisory Agreement is included in the Funds’ annual report for the year ended June 30, 2018.

Portfolio Managers

DF Dent Premier Growth Fund — Team-Managed Approach

The Fund’s portfolio is team-managed by an investment committee consisting of three portfolio managers, Daniel F. Dent, Matthew F. Dent, and Bruce L. Kennedy, II, who are jointly responsible for the day-to-day management of the Fund.

Daniel F. Dent founded D.F. Dent and Company in 1976. Prior to that, Mr. Dent was a Vice President in the investment counseling division of T. Rowe Price Associates. He began his investment career as a securities analyst at Butcher Sherred in Philadelphia. Mr. Dent graduated cum laude from Princeton University in 1963, served as a Naval Officer for 3 years, and later received an MBA in finance and investments from the Wharton School of Finance. He is a Chartered Financial Analyst and a past president of the Baltimore Security Analysts Society, an organization of approximately 615 practicing investment professionals in Baltimore. Mr. Dent has served as a trustee and director of various non-profit organizations. In addition to being Chair of D.F. Dent, Mr. Dent serves as a portfolio manager and analyst, spending the majority of his time analyzing public companies and managing client portfolios.

Matthew F. Dent, CFA, joined D.F. Dent in the summer of 2001 with four years of investment experience. Prior to joining D.F. Dent, Mr. Dent served as a research associate at Stafford Capital in San Francisco, a research associate at Robertson Stephens in San Francisco, and as an investment banking analyst at DB Alex Brown in Baltimore. Mr. Dent is a graduate of Brown University, where he received a B.A. in both Economics and Organizational Behavior and Management. Mr. Dent is a Chartered Financial Analyst and is currently a member of the CFA Institute and the Baltimore Security Analysts Society. Mr. Dent is the President of D.F. Dent and Company and serves as a portfolio manager and analyst.

Bruce L. Kennedy, II, CFA, Director of Research since 2014, Vice President since 2010 and Research Analyst from 2007-2010, joined D.F. Dent in the summer of 2007 with four years of investment experience. Prior to joining D.F. Dent, he served as an Investment Banking Analyst at Goldman, Sachs & Co. in New York, an Associate Analyst at T. Rowe Price in Baltimore from 2001 to 2005, and as a Summer Analyst at Wasatch Advisors in Salt Lake City in 2006. Mr. Kennedy received an A.B. from Dartmouth College cum laude in Economics and History, and an M.B.A. from Stanford Graduate School of Business in 2007. Mr. Kennedy is a Chartered Financial Analyst.

DF Dent Midcap Growth Fund — Team-Managed Approach

The Fund’s portfolio is team-managed by an investment committee consisting of four portfolio managers, Thomas F. O’Neil, Jr., Matthew F. Dent, Gary D. Mitchell, and Bruce L. Kennedy, II, who are jointly responsible for the day-to-day management of the Fund.

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Thomas F. O’Neil, Jr., CFA, Vice President, joined D.F. Dent in the summer of 1985 with 15 years of experience in the field of investment management. For the previous 6 years, he served in the position of financial adviser to a Maryland family with philanthropic interests where his responsibilities included management of the family’s investments. Prior to that position, for 9 years he was responsible for the investment of insurance companies’ funds in the equity and fixed-income markets for a large Maryland-based corporation. Mr. O’Neil is a graduate of Georgetown University and Columbia University Graduate School of Business where he received an MBA in finance and banking. Mr. O’Neil is also a Chartered Financial Analyst. He is presently serving on the boards of various non-profit organizations.

Matthew F. Dent, CFA, joined D.F. Dent in the summer of 2001 with four years of investment experience. Prior to joining D.F. Dent, Mr. Dent served as a research associate at Stafford Capital in San Francisco, a research associate at Robertson Stephens in San Francisco, and as an investment banking analyst at DB Alex Brown in Baltimore. Mr. Dent is a graduate of Brown University, where he received a B.A. in both Economics and Organizational Behavior and Management. Mr. Dent is a Chartered Financial Analyst and is currently a member of the CFA Institute and the Baltimore Security Analysts Society. Mr. Dent is the President of D.F. Dent and Company and serves as a portfolio manager and analyst.

Gary D. Mitchell, J.D., Vice President since 2007 and Portfolio Manager at D.F. Dent from 2005 to present, joined D.F. Dent in the summer of 2005 with 13 years of experience practicing law. Prior to joining D.F. Dent, he was a corporate attorney for two S&P 500 companies in New Jersey. His experience includes corporate, securities and regulatory law, as well as mergers and acquisitions and corporate governance. Mr. Mitchell received an A.B. from Harvard College summa cum laude in Economics and received a J.D .from Harvard Law School cum laude.

Bruce L. Kennedy, II, CFA, Director of Research since 2014, Vice President since 2010 and Research Analyst from 2007-2010, joined D.F. Dent in the summer of 2007 with four years of investment experience. Prior to joining D.F. Dent, he served as an Investment Banking Analyst at Goldman, Sachs & Co. in New York, an Associate Analyst at T. Rowe Price in Baltimore from 2001 to 2005, and as a Summer Analyst at Wasatch Advisors in Salt Lake City in 2006. Mr. Kennedy received an A.B. from Dartmouth College cum laude in Economics and History, and an M.B.A. from Stanford Graduate School of Business in 2007. Mr. Kennedy is a Chartered Financial Analyst.

DF Dent Small Cap Growth Fund — Team-Managed Approach

The Fund’s portfolio is team-managed by an investment committee consisting of two portfolio managers, Matthew F. Dent and Gary Wu, who are jointly responsible for the day-to-day management of the Fund.

Matthew F. Dent, CFA, joined D.F. Dent in the summer of 2001 with four years of investment experience. Prior to joining D.F. Dent, Mr. Dent served as a research associate at Stafford Capital in San Francisco, a research associate at Robertson Stephens in San Francisco, and as an investment banking analyst at DB Alex Brown in Baltimore. Mr. Dent is a graduate of Brown University, where he received a B.A. in both

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Economics and Organizational Behavior and Management. Mr. Dent is a Chartered Financial Analyst and is currently a member of the CFA Institute and the Baltimore Security Analysts Society. Mr. Dent is the President of D.F. Dent and Company and serves as a portfolio manager and analyst.

Gary Wu, Ph.D. joined D.F. Dent in the summer of 2012 with eight years of experience in the investment industry. Prior to joining D.F. Dent, he served one year as a Senior Vice President at BDT Capital Partners, five years as a Securities Analyst and Co-Portfolio Manager at Legg Mason Capital Management, two years as a healthcare investment banker at Legg Mason Wood Walker (now Stifel Nicolaus), and three years as a management consultant at Mars & Company. Dr. Wu earned a Ph.D. in Molecular and Cellular Biology from Columbia University, and he holds a Bachelor of Medicine degree from Peking University Medical School. Dr. Wu is a Charted Financial Analyst, a Vice President of D.F. Dent and Company and serves as a portfolio manager, analyst and Chief Risk Officer.

The SAI provides additional information about the compensation of the portfolio managers, other accounts managed by the portfolio managers and the ownership of Fund shares by the portfolio managers.

Other Service Providers

Atlantic Fund Administration, LLC (d/b/a Atlantic Fund Services) (“Atlantic”) provides fund accounting, fund administration, and compliance services to each Fund and the Trust and supplies certain officers of the Trust, including a Principal Executive Officer, a Principal Financial Officer, a Chief Compliance Officer, an Anti-Money Laundering Compliance Officer and additional compliance support personnel. Atlantic Shareholder Services, LLC, a wholly-owned subsidiary of Atlantic, provides transfer agency services to the Fund and the Trust.

Foreside Fund Services, LLC (the “Distributor”), the Trust’s principal underwriter, acts as the Trust’s distributor in connection with the offering of Fund shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares. The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

Fund Expenses

Each Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Funds and other series of the Trust based upon methods approved by the Board. The Adviser or other service providers may waive all or any portion of their fees and may reimburse certain expenses of a Fund. Service provider waivers may be different in dollar and percentage amount for different classes of the Fund, as applicable, may be voluntary, and do not affect the Adviser’s contractual waiver. Any agreement to waive fees or to reimburse expenses increases the investment performance of the applicable Fund and its applicable share classes for the period during which the waiver or reimbursement is in effect. Current Adviser fee waiver and/or expense reimbursements are reflected in the sections titled “Fees and Expenses.”

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Adviser Related Performance

DF Dent Midcap Growth Fund

The performance information has been provided by the Adviser and relates to the historical performance of all accounts managed by the Adviser in its Mid Cap Composite (the “Composite”), the style used to manage the Fund. The Fund’s investment objectives, policies and restrictions are substantially similar to the Composite’s investment objectives, policies and restrictions.

While the Adviser is primarily responsible for the Fund’s performance, the information presented does not represent the past performance of the Fund. You should not consider the performance data here as an indication of future performance of the Fund.

The Composite presented is an asset-weighted standard deviation calculated for the private accounts in the Composite for the entire year. Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by Adviser’s private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculations.

The Fund’s performance will be calculated using the method required by the SEC, which differs from the method used to calculate the performance of the private accounts in the Composite. The private accounts generally are not subject to the same types of expenses or diversification requirements to which the Fund is subject, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code of 1986, as amended. The performance results for the Composite would have been adversely affected (i.e., lower) if the private accounts in the Composite had been subject to the same expenses, requirements, restrictions and limitations as the Fund.

The following table shows the variability of the annual returns of the Composite for the periods ended June 30, 2018. The Adviser has been independently verified by ACA Performance Services for compliance with the Global Investment Performance Standards (“GIPS”) for the periods from July 1, 1994 through June 30, 2018. Additionally ACA Performance Services has conducted a performance examination on the Composite for the period January 1, 1999 through June 30, 2018. Verification assesses whether the firm has complied with all of the composite construction requirements of the GIPS standards on a firm-wide basis and the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standard. The data are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. The data shown is net of investment advisory fees and transaction costs that were lower than the fees that the Fund pays. Accordingly, the performance of the Fund would have been lower than the Composite. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

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Average Annual Returns as of June 30, 2018

	1 Year	3 Years	5 Years	10 Years	Since Inception
Adviser’s Mid Cap Composite(1)	23.53%	12.68%	14.44%	12.94%	12.30%
Russell Midcap Growth Index (reflects no deduction for fees, expenses or taxes)(2)	18.52%	10.73%	13.37%	10.45%	7.95%

(1)	The presentation above describes 62 accounts valued at $559 million, as of June 30, 2018. The Composite comprises all discretionary accounts that have substantially similar investment objectives, polices and restrictions. The Composite was created on December 31, 1998.

(2)	The Russell Midcap Growth Index is an unmanaged index measuring the performance of the mid-cap segment of the U.S. equity universe.

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Adviser Related Performance

DF Dent Small Cap Growth Fund

The performance information has been provided by the Adviser and relates to the historical performance of all accounts managed by the Adviser in its Small Cap Composite (the “Composite”), the style used to manage the Fund. The Fund’s investment objectives, policies and restrictions are substantially similar to the Composite’s investment objectives, policies and restrictions.

While the Adviser is primarily responsible for the Fund’s performance, the information presented does not represent the past performance of the Fund. You should not consider these performance data here as an indication of future performance of the Fund.

The Composite presented is an asset-weighted standard deviation calculated for the private accounts in the Composite for the entire year. Cash balances and cash equivalents are included in the performance. All returns presented were calculated on a total return basis, include the reinvestment of all dividends and interest, and take into account accrued income and realized and unrealized gains and losses. All returns reflect the deduction of the actual investment advisory fees charged, brokerage commissions and execution costs paid by Adviser’s private accounts, without provision for federal or state income taxes. Custodial fees, if any, were not included in the calculations.

The Fund’s performance will be calculated using the method required by the SEC, which differs from the method used to calculate the performance of the private accounts in the Composite. The private accounts generally are not subject to the same types of expenses or diversification requirements to which the Fund is subject, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code of 1986, as amended. The performance results for the Composite would have been adversely affected (i.e., lower) if the private accounts in the Composite had been subject to the same expenses, requirements, restrictions and limitations as the Fund.

The following table shows the variability of the annual returns of the Composite for the periods ended June 30, 2018. The Adviser has been independently verified by ACA Performance Services for compliance with the Global Investment Performance Standards (“GIPS”) for the periods from December 31, 2009 through June 30, 2018. Additionally ACA Performance Services has conducted a performance examination on the Composite for the period December 31, 2009 through June 30, 2018. Verification assesses whether the firm has complied with all of the composite construction requirements of the GIPS standards on a firm-wide basis and the firm’s policies and procedures are designed to calculate and present performance in compliance with the GIPS standard. The data are not intended to predict or suggest the returns that might be experienced by the Fund or an individual investor investing in the Fund. The data shown is net of investment advisory fees and transaction costs that were lower than the fees that the Fund pays. Accordingly, the performance of the Fund would have been lower than the Composite. You should be aware that the use of a methodology different from that used to calculate the performance below could result in different performance data.

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Average Annual Returns as of June 30, 2018

	1 Year	3 Years	5 Years	Since Inception
Adviser’s Small Cap Composite(1)	20.27%	10.16%	14.41%	16.88%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)(2)	21.86%	10.60%	13.65%	14.66%

(1)	The presentation above describes 14 accounts valued at $38.17 million, as of June 30, 2018. The Composite comprises all discretionary accounts that have substantially similar investment objectives, polices and restrictions. The Composite was created on December 31, 2009.
(2)	The Russell 2000 Growth Index is an unmanaged index measuring the performance of the small-cap segment of the U.S. equity universe.

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Your Account

How to Contact the Funds

E-mail the Funds at:

dfdent.ta@atlanticfundservices.com

Website Address:

www.dfdent.com

Telephone the Funds at:

(866) 2DF-DENT

(866) 233-3368 (toll free)

Fax the Funds at:

(207) 347-2195

Write the Funds:

DF Dent Growth Funds

P.O. Box 588

Portland, Maine 04112

Overnight Address:

DF Dent Growth Funds

c/o Atlantic Fund Services

Three Canal Plaza, Ground Floor

Portland, Maine 04101

Wire investments (or ACH payments):

Please contact the transfer agent at (866) 2DF-DENT or (866) 233-3368 (toll free) to obtain the ABA routing number and account number for the Funds.

General Information

You may purchase or sell (redeem) shares of each Fund on any day that the NYSE is open for business. Notwithstanding this fact, a Fund may, only in the case of an emergency, calculate its NAV and accept and process shareholder orders when the NYSE is closed.

You may purchase or sell shares of a Fund at the next NAV calculated (normally 4:00 p.m., Eastern Time) after the transfer agent or your approved broker-dealer or other financial intermediary receives your request in good order. “Good order” means that you have provided sufficient information necessary to process your request as outlined in this Prospectus, including any required signatures, documents, payment and Medallion Signature Guarantees. All requests to purchase or sell Fund shares received in good order prior to a Fund’s close will receive that day’s NAV. Requests received in good order after a Fund’s close or on a day when a Fund does not value its shares will be processed on the next business day and will be priced at the next NAV. The Funds cannot accept orders that request a particular day or price for the transaction or any other special conditions.

Shares of the Funds will only be issued against full payment, as described more fully in this Prospectus and the SAI. The Funds do not issue share certificates.

If you purchase shares directly from a Fund, you will receive a confirmation of each transaction and quarterly statements detailing Fund balances and all transactions completed during the prior quarter. Automatic reinvestments of distributions and systematic investments and withdrawals may be confirmed only by quarterly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

Each Fund may temporarily suspend or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and telephone or internet redemption privileges, if applicable. Each Fund reserves the right to refuse any purchase request, including, but not limited to, requests that could adversely affect that Fund or its operations. If a Fund were to refuse any purchase request, it would notify the purchaser within two business days of receiving a purchase request in good order.

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If your account is deemed abandoned or unclaimed by applicable state law, a Fund may be required to "escheat" or transfer the property to the appropriate state's unclaimed property administration. Certain states have laws that allow shareholders to name a representative to receive notice of abandoned property (“escheatment”) by submitting a designation form, which generally can be found on the official state website. In such states, if a shareholder designates a representative to receive escheatment notices, any notice generally will be delivered as required by the state’s laws. A completed designation form should be mailed to a Fund (if Shares are held directly with a Fund) or to the shareholder’s financial intermediary. Shareholders should check their state’s official website to get more information on escheatment law(s).

NAV Determination. The NAV of each Fund is determined by taking the value of the assets of each Fund, subtracting the value of the liabilities of each Fund and then dividing the result (net assets) by the number of outstanding shares of each Fund. Each Fund calculates its NAV as of the close of trading on the NYSE (generally 4:00 p.m., Eastern Time). The NYSE is open every weekday other than NYSE holidays and early closings, which are published at www.nyse.com and subject to change without notice.

To the extent that a Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the value of that Fund’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days when a Fund is open for business, as markets or exchanges other than the NYSE may be closed.

Each Fund values securities at current market value, where market quotations are available, using the last reported sales price or the official closing price, as provided by independent pricing services. In the absence of sales, securities are valued at the mean of the last bid and asked prices. Non-exchange traded investment companies are valued at their NAVs. Certain short-term securities may be valued at amortized cost.

Fixed-income securities may be valued at prices supplied by a Fund’s pricing agent based on broker-supplied or dealer-supplied valuations or on matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.

The Board has delegated day-to-day responsibility for fair valuation determinations in accordance with these procedures to a Valuation Committee. The Valuation Committee makes such determinations under the supervision of the Board. Fair valuation may be based on subjective factors. As a result, the fair value price of a security may differ from that security’s market price and may not be the price at which the security may be sold. Fair valuation could result in a different NAV than a NAV determined by using market quotations.

Although a Fund generally prices its foreign securities using their closing prices from the foreign markets where they trade (typically prior to the Fund’s calculation of its NAV), these prices may be affected by events that occur after the close of the foreign market but before the Fund prices its shares. As a result, each Fund’s investments in foreign securities are more likely to require a fair value determination than investments in domestic securities. In determining fair value prices of foreign securities, a Fund may consider the performance of securities on their primary exchanges, foreign currency appreciation or depreciation, securities market movements in the U.S. and other relevant information as related to the securities.

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Securities of smaller companies are more likely to require a fair value determination because they may be thinly traded and less liquid than securities of larger companies.

Transactions Through Financial Intermediaries. The Funds have authorized certain financial services companies, broker-dealers, banks and other agents, including the designees of such entities (collectively, “financial intermediaries”), to accept purchase and redemption orders on the Funds’ behalf. If you invest through a financial intermediary, the policies and fees of the financial intermediary may be different from the policies and fees you would be subject to if you had invested directly in the Funds. Among other things, financial intermediaries may charge transaction fees and may set different minimum investment restrictions or limitations on buying or selling Fund shares. You should consult your broker or another representative of your financial intermediary for more information.

Each Fund will be deemed to have received a purchase or redemption order when a financial intermediary that is an agent of the Funds for the purpose of accepting orders receives the order. All orders to purchase or sell shares are processed as of the next NAV calculated after the order has been received in good order by a financial intermediary. Orders are accepted until the close of trading on the NYSE every business day (normally 4:00 p.m., Eastern Time) and are processed, including by financial intermediaries, at that day’s NAV.

Payments to Financial Intermediaries. A Fund, at its own expense, may pay additional compensation to financial intermediaries for shareholder-related services, including administrative, recordkeeping and shareholder communication services. In addition, pursuant to any applicable Rule 12b-1 plan, a Fund may pay compensation to financial intermediaries for distribution-related services. For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or a similar program sponsor or for services provided in connection with such fund supermarket platforms and programs. To the extent that a Fund pays all or a portion of such compensation, the payment is designed to compensate the financial intermediary for distribution activities or for providing services that would otherwise be provided by a Fund’s transfer agent and/or administrator.

The Adviser or another Fund affiliate, out of its own resources and not as an expense of a Fund, may provide additional compensation to financial intermediaries. Such compensation is sometimes referred to as “revenue sharing.” Compensation received by a financial intermediary from the Adviser or another Fund affiliate may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares. For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding a Fund, including travel and lodging expenses. It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred in compensating registered sales representatives and preparing, printing and distributing sales literature.

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The amount of compensation paid to different financial intermediaries may vary. The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in a Fund.

Any compensation received by a financial intermediary, whether from the Funds, the Adviser or another affiliate, and the prospect of receiving such compensation, may provide the financial intermediary with an incentive to recommend the shares of a Fund over other potential investments. Similarly, the compensation may cause financial intermediaries to elevate the prominence of a Fund within its organization by, for example, placing it on a list of preferred funds.

Anti-Money Laundering Program. Customer identification and verification are part of each Fund’s overall obligation to deter money laundering under federal law. The Trust’s Anti-Money Laundering Program is designed to prevent a Fund from being used for money laundering or the financing of terrorist activities. In this regard, a Fund reserves the right, to the extent permitted by law, (1) to refuse, cancel or rescind any purchase order or (2) to freeze any account and/or suspend account services. These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of a Fund or in cases when a Fund is requested or compelled to do so by governmental or law enforcement authorities or applicable law. If your account is closed at the request of governmental or law enforcement authorities, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Disclosure of Portfolio Holdings. A description of the Funds’ policies and procedures with respect to the disclosure of portfolio securities is available in the Funds’ SAI, which is available on the Adviser’s website at www.dfdent.com.

Choosing a Share Class

Each of the DF Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund offers two classes of shares: Investor Shares and Institutional Shares. The DF Dent Premier Growth Fund offers only one class of shares. Shares of the DF Dent Premier Growth Fund are subject to a minimum initial investment of $2,500, with no sales charges or 12b-1 Distribution Fees. Each class has a different combination of purchase restrictions and ongoing fees, allowing you to choose the class that best meets your needs.

Investor Shares. Investor Shares of each Fund are for retail investors who invest in a Fund directly or through a fund supermarket or other investment platform. Investor Shares are sold without the imposition of initial sales charges and are not subject to Rule 12b-1 fees. A lower minimum initial investment is required to purchase Investor Shares.

Institutional Shares. Institutional Shares of each Fund are designed for individual investors who meet the minimum investment threshold and for institutional investors (such as investment advisers, financial institutions, corporations, trusts, estates and religious and charitable organizations) investing for proprietary programs and firm discretionary accounts. Institutional Shares are sold without the imposition of initial sales charges and are not subject to Rule 12b-1 fees.

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	Investor Shares	Institutional Shares
Minimum Initial Investment	$2,500	$500,000
Sales Charges	None	None
Rule 12b-1 Distribution Fees	None	None

Under certain circumstances, an investor’s investment in one class of shares of a Fund may be converted into an investment in the other class of shares of that Fund. No gain or loss will generally be recognized for federal income tax purposes as a result of such a conversion, and a shareholder’s basis in the acquired shares will be the same as such shareholder’s basis in the converted shares. Shareholders should consult their tax advisors regarding the state and local tax consequences of such a conversion, or any exchange of shares.

Buying Shares

How to Make Payments. Unless purchased through a financial intermediary, all investments must be made by check, Automated Clearing House (“ACH”) or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust’s Anti-Money Laundering Program, the Funds do not accept purchases made by credit card check, starter check, checks with more than one endorsement (unless the check is payable to all endorsees), cash or cash equivalents (for instance, you may not pay by money order, cashier’s check, bank draft or traveler’s check). Each Fund and the Adviser also reserve the right to accept in kind contributions of securities in exchange for shares of that Fund.

Checks. Checks must be made payable to “DF Dent Growth Funds.” For individual, sole proprietorship, joint, Uniform Gifts to Minors Act (“UGMA”) and Uniform Transfers to Minors Act (“UTMA”) accounts, checks may be made payable to one or more owners of the account and endorsed to “DF Dent Growth Funds.” A $20 charge may be imposed on any returned checks.

ACH. The Automated Clearing House system maintained by the Federal Reserve Bank allows banks to process checks, transfer funds and perform other tasks. Your U.S. financial institution may charge you a fee for this service.

Wires. You may instruct the U.S. financial institution with which you have an account to make a federal funds wire payment to a Fund. Your U.S. financial institution may charge you a fee for this service.

Minimum Investments. The DF Dent Premier Growth Fund accepts a minimum initial investment in the amount of $2,500 and minimum additional investments in the amount of $500. Each of the DF Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund accepts investments in the following minimum amounts:

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	Investor Shares		Institutional Shares
	Minimum Initial Investment	Minimum Additional Investment	Minimum Initial Investment	Minimum Additional Investment
Standard Accounts	$2,500	$500	$500,000	$0
Retirement Accounts	$2,500	$500	$500,000	$0

Each Fund reserves the right to waive minimum investment amounts, if deemed appropriate by an officer of the Trust.

Registered investment advisers and financial planners may be permitted to aggregate the value of accounts in order to meet minimum investment amounts.

Account Requirements. The following table describes the requirements to establish certain types of accounts in the Funds.

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts • Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).	• Instructions must be signed by all persons named as account owners exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) • These custodial accounts are owned by a minor child but controlled by an adult custodian.	• Depending on state laws, you may set up a custodial account under the UGMA or the UTMA. • The custodian must sign instructions in a manner indicating custodial capacity.
Corporations/Other Entities • These accounts are owned by the entity, but control is exercised by its officers, partners or other management.	• The entity should submit a certified copy of its articles of incorporation (or a government-issued business license or other document that reflects the existence of the entity) and a corporate resolution or a secretary’s certificate.
Trusts • These accounts are controlled by a trustee as a way to convey and control assets for the benefit of a third-party owner.	• The trust must be established before an account may be opened. • The trust should provide the first and signature pages from the trust document identifying the trustees.

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Account Application and Customer Identity Verification. To help the government fight the funding of terrorism and money laundering activities, federal law requires financial institutions to obtain, verify and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your first and last name, U.S. taxpayer identification number (“TIN”), physical street address, date of birth and other information or documents that will allow the Fund to identify you. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your financial adviser. If the Fund cannot obtain the required information within a timeframe established in its sole discretion, your application will be rejected.

When your application is in good order and includes all required information, your order will normally be processed at the NAV next calculated after receipt of your application and investment amount. The Fund will attempt to verify your identity using the information that you have supplied and other information about you that is available from third parties, including information available in public and private databases, such as consumer reports from credit reporting agencies.

The Fund will try to verify your identity within a timeframe established in its sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the next NAV calculated after the Fund decides to close your account. If your account is closed, you may realize a gain or loss on the Fund shares in the account. You will be responsible for any related taxes and will not be able to recoup any redemption fees assessed, if applicable.

Policy on Prohibition of Foreign Shareholders. Each Fund requires that all shareholders be U.S. persons or U.S. resident aliens with a valid TIN (or show proof of having applied for a TIN and commit to provide a valid TIN within 60 days) in order to open an account with the Fund.

Investment Procedures. The following table describes the procedures for investing in the Funds.

How to Open an Account	How to Add to Your Account
Through a Financial Intermediary • Contact your financial intermediary using the method that is most convenient for you.	Through a Financial Intermediary • Contact your financial intermediary using the method that is most convenient for you.

By Check

•     Call, write, or e-mail the Fund for an account application.

•     Complete the application (and other required documents, if applicable).

•     Mail the Fund your original application (and other required documents, if applicable) and a check.

By Check • Fill out an investment slip from a confirmation or write the Fund a letter. • Write your account number on your check. • Mail the Fund the investment slip or your letter and the check.

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How to Open an Account	How to Add to Your Account

By Wire

•     Call, write, or e-mail the Fund for an account application.

•     Complete the application (and other required documents, if applicable).

•     Call the Fund to notify the transfer agent that you are faxing your completed application (and other required documents, if applicable). The transfer agent will assign you an account number.

•     Mail the Fund your original application (and other required documents, if applicable).

•     Instruct your U.S. financial institution to wire money to the Fund.

By Wire • Instruct your U.S. financial institution to wire money to the Fund.

By ACH Payment (excluding Institutional Shares)

•     Call, write, or e-mail the Fund for an account application.

•     Complete the application (and other required documents, if applicable).

•     Call the Fund to notify the transfer agent that you are faxing your completed application (and other required documents, if applicable). The transfer agent will assign you an account number.

•     Mail the Fund your original application (and other required documents, if applicable).

•     The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution identified on your account application.

•     ACH purchases are limited to $25,000 per day.

By ACH Payment

•     Call the Fund to request a purchase by ACH payment.

•     The transfer agent will electronically debit your purchase proceeds from the U.S. financial institution account identified on your account application.

•     ACH purchases are limited to $25,000 per day.

Systematic Investments. You may establish a systematic investment plan to automatically invest a specific amount of money (up to $25,000 per day) into your account on a specified day and frequency not to exceed two investments per month. Payments for systematic investments are automatically debited from your designated savings or checking account via ACH. Systematic investments must be for at least $500 per occurrence. If you wish to enroll in a systematic investment plan, complete the appropriate section on the account application. Your signed account application must be received at least three business days prior to the initial transaction. A Fund may terminate or modify this privilege at any time. You may terminate your participation in a systematic investment plan by notifying the Fund at least two days in advance of the next withdrawal.

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A systematic investment plan is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals. However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets. By continually investing the same amount, you will be purchasing more shares when the price is lower and fewer shares when the price is higher. Please call (866) 2DF-DENT or (866) 233-3368 (toll free) for additional information regarding systematic investment plans.

Limitations on Frequent Purchases. The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by Fund shareholders. It is the Funds’ policy to discourage short-term trading. Frequent trading in a Fund, such as traders seeking short-term profits from market momentum, time zone arbitrage and other timing strategies may interfere with the management of the Fund’s portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares. As money is moved in and out, a Fund may incur expenses buying and selling portfolio securities and these expenses are borne by Fund shareholders. The Funds do not permit market timing and will not knowingly accommodate trading in Fund shares in violation of these policies.

Focus is placed on identifying redemption transactions which may be harmful to a Fund or its shareholders if they are frequent. These transactions are analyzed for offsetting purchases within a predetermined period of time. If frequent trading trends are detected, an appropriate course of action may be taken. Each Fund reserves the right to cancel, restrict or reject without any prior notice, any purchase order, including transactions representing excessive trading, transactions that may be disruptive to the management of the Fund’s portfolio, and purchase orders not accompanied by payment.

Because the Funds may receive purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the Funds cannot always detect frequent purchases and redemptions. As a consequence, the Funds’ ability to monitor and discourage abusive trading practices in such accounts may be limited.

In addition, the sale or exchanges of shares of the DF Dent Midcap Growth Fund and DF Dent Small Cap Growth Fund is subject to a redemption fee of 2.00% of the amount redeemed within 60 days of purchase. This redemption fee, which may discourage frequent trading by investors, offsets costs a Fund may incur as a result of redemptions related to market timing. See “Selling Shares - Redemption Fee” for additional information.

The investment in securities of small and mid capitalization companies may make the Funds more susceptible to market timing, as shareholders may try to capitalize on the market volatility of such securities and the effect of the volatility on the value of Fund shares.

Canceled or Failed Payments. Each Fund accepts checks and ACH payments at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH payment that does not clear, your purchase will be canceled within two business days of notification from your bank that your funds did not clear. You will be responsible for any actual losses and expenses incurred by the Fund or the transfer agent. Each Fund and its agents have the right to reject or cancel any purchase request due to non-payment.

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Selling Shares

Redemption orders received in good order will be processed at the next calculated NAV. The Fund typically expects to pay shareholder redemption requests, including during stressed market conditions, within one business day of receipt of the request in good order, and may seek to meet such redemption requests through one or more of the following methods: sales of portfolio assets, use of cash or cash equivalents held in the Fund’s portfolio, and/or redemptions in-kind, as permitted by applicable rules and regulations. The right of redemption may not be suspended for more than seven days after the tender of Fund shares, except for any period during which (1) the NYSE is closed (other than customary weekend and holiday closings) or the Securities and Exchange Commission (the “SEC”) determines that trading thereon is restricted, (2) an emergency (as determined by the SEC) exists as a result of which disposal by a Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund to determine fairly the value of its net assets, or (3) the SEC has entered a suspension order for the protection of the shareholders of a Fund.

A Fund will not issue shares until payment is received. If redemption is sought for shares for which payment has not been received, a Fund will delay sending redemption proceeds until payment is received, which may be up to 15 calendar days.

How to Sell Shares from Your Account
Through a Financial Intermediary • If you purchased shares through your financial intermediary, your redemption order must be placed through the same financial intermediary.

By Mail

• Prepare a written request including:

• your name(s) and signature(s);

• your account number;

• the Fund name and class;

• the dollar amount or number of shares you want to sell;

• how and where to send the redemption proceeds;

• a Medallion Signature Guarantee (if required); and

• other documentation (if required).

• Mail the Fund your request and documentation.

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How to Sell Shares from Your Account

By Telephone

• Call the Fund with your request, unless you declined telephone redemption privileges on your account application.

• Provide the following information:

• your account number;

• the exact name(s) in which the account is registered; and

• an additional form of identification.

• Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

By Systematic Withdrawal

• Complete the systematic withdrawal section of the application.

• Attach a voided check to your application.

• Mail the completed application to the Fund.

• Redemption proceeds will be mailed to you by check or electronically credited to your account at the U.S. financial institution identified on your account application.

Wire Redemption Privileges. You may redeem your shares with proceeds payable by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges. You may redeem your shares by telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for an unauthorized telephone redemption order as long as the transfer agent takes reasonable measures to verify that the order is genuine. Telephone redemption orders may be difficult to complete during periods of significant economic or market activity. If you are not able to reach the Funds by telephone, you may mail us your redemption order.

Systematic Withdrawals. You may establish a systematic withdrawal plan to automatically redeem a specific amount of money or shares from your account on a specified day and frequency not to exceed one withdrawal per month. Payments for systematic withdrawals are sent by check to your address of record, or if you so designate, to your bank account by ACH payment. To establish a systematic withdrawal plan, complete the systematic withdrawal section of the account application. The plan may be terminated or modified by a shareholder or a Fund at any time without charge or penalty. You may terminate your participation in a systematic withdrawal plan at any time by contacting a Fund sufficiently in advance of the next withdrawal.

A withdrawal under a systematic withdrawal plan involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes. Please call (866) 2DF-DENT or (866) 233-3368 (toll free) for additional information regarding systematic withdrawal plans.

GROWTH FUNDS

Signature Guarantee Requirements. To protect you and the Funds against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You may obtain a Medallion Signature Guarantee from most banking institutions or securities brokers but not from a notary public. Written instructions signed by all registered shareholders with a Medallion Signature Guarantee for each shareholder are required for any of the following:

•	written requests to redeem $100,000 or more;

•	changes to a shareholder’s record name or account registration;

•	paying redemption proceeds from an account for which the address has changed within the last 30 days;

•	sending redemption and distribution proceeds to any person, address or financial institution account not on record;

•	sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account; and

•	adding or changing ACH or wire instructions, the telephone redemption or exchange option or any other election in connection with your account.

Each Fund reserves the right to require Medallion Signature Guarantees on all redemptions.

Redemption Fee. If you redeem your shares in the DF Dent Midcap Growth Fund or DF Dent Small Cap Growth Fund within 60 days of purchase, you will be charged a 2.00% redemption fee. The fee is charged for the benefit of the Fund’s remaining shareholders and will be paid to the Fund to help offset transaction costs. To calculate the redemption fee (after first redeeming any shares associated with reinvested distributions), the Funds will use the first-in, first-out (FIFO) method to determine the holding period. Under this method, the date of the redemption will be compared with the earliest purchase date of shares in the account.

The following redemptions may be exempt from application of the redemption fee if you request the exemption at the time the redemption request is made:

•	redemption of shares in a deceased shareholder’s account;

•	redemption of shares in an account of a disabled individual (disability of the shareholder as determined by the Social Security Administration);

•	redemption of shares purchased through a dividend reinvestment program;

•	redemption of shares pursuant to a systematic withdrawal plan;

•	redemptions in a qualified retirement plan under section 401(a) of the Internal Revenue Code of 1986, as amended (“IRC”) or a plan operating consistent with Section 403(b) of the IRC; and

GROWTH FUNDS

•	redemptions from share transfers, rollovers, re-registrations within the same fund or conversions from one share class to another within the Fund, if applicable.

The Funds may require appropriate documentation of eligibility for exemption from application of the redemption fee.

Certain financial intermediaries that collect a redemption fee on behalf of the Funds may not recognize one or more of the exceptions to the redemption fee listed above. Financial intermediaries may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on the Fund’s shares transferred to the financial intermediary and subsequently liquidated). Customers purchasing shares through a financial intermediary should contact the financial intermediary or refer to the customer’s account agreement or plan document for information about how the redemption fee is treated. If a financial intermediary that maintains an account with the transfer agent for the benefit of its customers collects a redemption fee for the Fund, no redemption fee will be charged directly to the financial intermediary’s account by the Fund. Certain financial intermediaries that operate omnibus accounts may waive the redemption fee, subject to approval of a Fund officer.

Small Account Balances. If the value of your account falls below the minimum account balances in the following table, the Fund may ask you to increase your balance. If the account value is still below the minimum balance after 60 days, the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of Fund performance.

Minimum Account Balance	Investor Shares	Institutional Shares*
Standard Accounts	$2,500	$500,000
Retirement Accounts	$2,500	$500,000

*Not applicable to the DF Dent Premier Growth Fund

Redemptions in Kind. Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, a Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. Pursuant to an election filed with the SEC, under certain circumstances, the Funds may pay redemption proceeds in portfolio securities rather than in cash. If a Fund redeems shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the costs of liquidating the securities (such as brokerage costs) and the possibility of a lack of a liquid market for those securities. In-kind redemptions may take the form of a pro rata portion of the Fund’s portfolio, individual securities, or a representative basket of securities. Please see the SAI for more details on redemptions in kind.

Lost Accounts. The transfer agent will consider your account lost if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional shares of the Fund. In addition, the amount of any outstanding check (unpaid for six months or more) and checks

GROWTH FUNDS

that have been returned to the transfer agent may be reinvested at the current NAV, and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance but will be held in a different account. Any of your unclaimed property may be transferred to the state of your last known address if no activity occurs in your account within the time period specified by that state’s law.

Exchanging Shares

You may exchange Fund shares for shares of other DF Dent Growth Funds. For a list of funds available for exchange, call the transfer agent. Be sure to confirm with the transfer agent that the Fund into which you exchange is available for sale in your jurisdiction. Funds available for exchange may not be available for purchase in your jurisdiction. Because exchanges are a sale and purchase of shares, they may have tax consequences.

Requirements. You may make exchanges only between identically registered accounts (name(s), address, and taxpayer ID number). There is no limit on exchanges, but the Funds reserve the right to limit exchanges. You may exchange your shares by mail or telephone, unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone exchange order as long as the transfer agent takes reasonable measures to verify that the order is genuine.

How to Exchange
Through a Financial Intermediary • Contact your financial intermediary by the method that is most convenient for you.

By Mail

• Prepare a written request including:

• your name(s) and signature(s);

• your account number;

• the name of each Fund you are exchanging;

• the dollar amount or number of shares you want to sell (and exchange);

• a Medallion Signature Guarantee (if required); and

• other documentation (if required).

• Complete a new account application if you are requesting different shareholder privileges in the Fund into which you are exchanging.

• Mail the Fund your request and documentation.

By Telephone • Call the Fund with your request, unless you declined telephone redemption privileges on your account application. • Provide the following information:

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• your account number; • exact name(s) in which the account is registered; and • additional form of identification.

Retirement Accounts

You may invest in shares of each Fund through an IRA, including traditional and Roth IRAs, also known as a “Qualified Retirement Account.” The Funds may also be appropriate for other retirement plans, such as 401(k) plans. Before investing in an IRA or other retirement account, you should consult your tax advisor. Whenever making an investment in an IRA or certain retirement plans, be sure to indicate the year to which the contribution is attributed.

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Other Information

Distributions and Reinvestments. Each Fund declares dividends from net investment income and pays them annually. Any net capital gains and net foreign currency gains realized by a Fund are distributed at least annually.

Most investors typically have their income dividends and other distributions (each, a “distribution”) paid by a Fund reinvested in additional shares of the distributing class of the Fund. If you choose this option, or if you do not indicate any choice, your distributions will be reinvested. Alternatively, you may choose to have your distributions of $10 or more sent directly to your bank account or paid to you by check. However, if a distribution is less than $10, your proceeds will be reinvested. If five or more of your distribution checks remain uncashed after 180 days, all subsequent distributions may be reinvested. For federal income tax purposes, distributions to shareholders other than qualified retirement plans and accounts and other tax-exempt investors are treated the same whether they are received in cash or reinvested.

Taxes. Each Fund intends to operate in a manner such that it will continue to qualify for treatment as a “regulated investment company” under Subchapter M of Chapter 1, Subtitle A, of the Internal Revenue Code of 1986, as amended, and will not be liable for federal income or excise taxes on net income and net realized gains that it distributes.

A Fund’s distributions of net investment income, the excess of net short-term capital gain over net long-term capital loss, and certain net foreign currency gains are taxable to you as ordinary income, except as noted below. A Fund’s distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local income taxes. Some Fund distributions may also include a nontaxable so-called “return of capital,” which will reduce your tax basis in your Fund shares and is treated as gain from the sale of the shares to the extent they exceed your basis.

A Fund’s dividends attributable to its “qualified dividend income” (i.e., dividends received on stock of most domestic and certain foreign corporations with respect to which the Fund satisfies certain holding period and other restrictions) generally will be subject to federal income tax for individual and certain other non-corporate shareholders (each, an “individual shareholder”) who satisfy those restrictions with respect to their Fund shares at the rates for net capital gain – a maximum of 15% for individual shareholders with taxable income not exceeding certain thresholds and 20% for individual shareholders with taxable income exceeding the thresholds, which will be adjusted for inflation annually. A portion of a Fund’s dividends also may be eligible for the dividends-received deduction allowed to corporations; the eligible portion may not exceed the aggregate dividends the Fund receives from domestic corporations subject to federal income tax (thus excluding, among others, real estate investment trusts) and excludes dividends from foreign corporations, subject to similar restrictions. Tax laws and rates may change over time. Please consult a tax professional for more information.

Generally, Fund distributions are taxable to you in the year you receive them. However, any distributions that are declared in October, November or December to shareholders of record in such a month but paid in January generally are taxable as if received on December 31.

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A distribution reduces the NAV of a Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, you are taxed on the full amount of the distribution even though it represents a partial return of your investment.

A sale (redemption) of Fund shares is a taxable event for federal income tax purposes. You will recognize a gain or loss on the transaction equal to the difference, if any, between the amount of your net redemption proceeds and your tax basis in the redeemed Fund shares. The gain or loss will be capital gain or loss if you held the Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the redemption, and any such gain will be taxed to individual shareholders at the 15% or 20% maximum federal income tax rates mentioned above. Any capital loss arising from a redemption of Fund shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net capital gain distributions received with respect to those shares. An exchange of a Fund’s shares for shares of another fund will be treated as a sale of a Fund’s shares and any gain on the transaction will be treated as described above for federal income tax purposes.

Withholding Tax. If an individual shareholder fails to certify that the TIN furnished to a Fund is correct or furnishes an incorrect number, the Fund must withhold and remit to the U.S. Treasury Department 24% of dividends, capital gain distributions, and redemption proceeds (regardless of whether the shareholder realizes a gain or loss) otherwise payable to the shareholder (together with the withholding described in the next sentence, “backup withholding”). Withholding at that rate also is required from that Fund’s dividends and capital gain distributions otherwise payable to such a shareholder who is subject to backup withholding for any other reason. Backup withholding is not an additional tax, and any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

A Fund shareholder who wants to use the average basis method for determining basis in Fund shares that he or she acquired or acquires after December 31, 2011 (“Covered Shares”), must elect to do so in writing (which may be electronic). If a Fund shareholder fails to affirmatively elect the average basis method, the basis determination will be made in accordance with that Fund’s default method, which is first-in first-out. If, however, a Fund shareholder wishes to use a different method accepted by the Internal Revenue Service (“IRS”) for basis determination (e.g., a specific identification method), the shareholder may elect to do so. The basis determination method that a Fund shareholder elects may not be changed with respect to a redemption (including a redemption that is part of an exchange) of Covered Shares after the settlement date of the redemption.

In addition to the requirement to report the gross proceeds from a redemption of shares, a Fund (or its administrative agent) must report to the IRS and furnish to its shareholders the basis information for Covered Shares and indicate whether they had a short-term (one year or less) or long-term (more than one year) holding period. Fund shareholders should consult with their tax advisors to determine the best IRS-accepted basis determination method for their tax situation and to obtain more information about how the basis reporting law applies to them.

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An individual shareholder whose “modified adjusted gross income” exceeds a threshold amount ($250,000 for married persons filing jointly and $200,000 for single taxpayers) (“Excess”) is required to pay a 3.8% federal tax on the lesser of (1) the Excess or (2) the individual shareholder’s “net investment income,” which generally includes dividends, interest, and net gains from the disposition of investment property (including distributions each Fund pays and net gains realized on a redemption of Fund shares). This tax is in addition to any other taxes due on that income. Shareholders should consult their own tax advisors regarding the effect, if any, this provision may have on their investment in Fund shares.

After December 31 of each year, each Fund will mail to its shareholders reports containing information about the federal income tax status of distributions paid during the year. For further information about the tax effects of investing in the Funds, please see the SAI and consult your tax advisor.

Organization. The Trust is a Delaware statutory trust, and each Fund is a series thereof. The Funds do not expect to hold shareholders’ meetings unless required by federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders’ meetings unless a matter relates only to a specific series (such as the approval of an advisory agreement for the Funds). From time to time, large shareholders may control a Fund or the Trust.

Additional Information. The Trust enters into contractual arrangements with various parties, including, among others, a Fund’s Adviser, Subadviser(s) (if applicable), custodian, principal underwriter and transfer agent who provide services to each Fund. Shareholders are not parties to any such contractual arrangements or intended beneficiaries of those contractual arrangements, and those contractual arrangements are not intended to create in any shareholder any right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the Trust.

This Prospectus provides information concerning each Fund that you should consider in determining whether to purchase Fund shares. Neither this Prospectus, the SAI nor any other communication to shareholders is intended, or should be read, to be or give rise to an agreement or contract between the Trust, its trustees or any series of the Trust, including the Funds, and any investor, or to give rise to any rights in any shareholder or other person other than any rights under federal or state law that may not be waived.

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Financial Highlights

The financial highlights table is intended to help you understand each Fund’s financial performance for the past five years or, if shorter, the period of each Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund, assuming reinvestment of all dividends and distributions.

This information has been audited by BBD, LLP, an independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the annual report dated June 30, 2018, which is available upon request.

DF Dent Premier Growth Fund

	For the Years Ended June 30,
	2018	2017	2016	2015	2014
NET ASSET VALUE, Beginning of Year	$28.22	$24.42	$28.32	$26.17	$21.54
INVESTMENT OPERATIONS
Net investment loss (a)	(0.15)	(0.07)	(0.13)	(0.10)	(0.08)
Net realized and unrealized gain (loss)	6.91	4.95	(0.45)	2.25	4.71
Total from Investment Operations	6.76	4.88	(0.58)	2.15	4.63

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(2.85)	(1.08)	(3.32)	–	–
Total Distributions to Shareholders	(2.85)	(1.08)	(3.32)	–	–
NET ASSET VALUE, End of Year	$32.13	$28.22	$24.42	$28.32	$26.17
TOTAL RETURN	24.97%	20.62%	(2.06)%	8.22%	21.49%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted)	$173,572	$146,716	$147,003	$173,936	$199,409
Ratios to Average Net Assets:
Net investment loss	(0.50)%	(0.26)%	(0.52)%	(0.38)%	(0.31)%
Net expenses	1.09%	1.10%	1.09%	1.06%	1.05%
Gross expenses (b)	1.22%	1.23%	1.22%	1.20%	1.20%
PORTFOLIO TURNOVER RATE	16%	13%	20%	25%	25%

(a)	Calculated based on average shares outstanding during each year.
(b)	Reflects the expense ratio excluding any waivers and/or reimbursements.

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Financial Highlights

DF Dent Midcap Growth Fund

	For the Years Ended June 30,
	2018	2017	2016	2015	2014
INVESTOR SHARES
NET ASSET VALUE, Beginning of Year	$18.08	$15.37	$16.27	$15.46	$13.01
INVESTMENT OPERATIONS
Net investment loss (a)	(0.11)	(0.09)	(0.11)	(0.10)	(0.09)
Net realized and unrealized gain (loss)	4.30	2.81	(0.31)	1.57	3.06
Total from Investment Operations	4.19	2.72	(0.42)	1.47	2.97

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.06)	(0.01)	(0.48)	(0.66)	(0.52)
Total Distributions to Shareholders	(0.06)	(0.01)	(0.48)	(0.66)	(0.52)
REDEMPTION FEES(a)	0.00 (b)	–	–	–	0.00 (b)
NET ASSET VALUE, End of Year	$22.21	$18.08	$15.37	$16.27	$15.46
TOTAL RETURN	23.21%	17.74%	(2.49)%	9.97%	22.95%

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Year (000s omitted)	$19,993	$35,652	$23,963	$22,757	$16,032
Ratios to Average Net Assets:
Net investment loss	(0.52)%	(0.55)%	(0.71)%	(0.65)%	(0.63)%
Net expenses	1.01%	1.10%	1.10%	1.10%	1.10%
Gross expenses (c)	1.40%	1.68%	1.82%	1.84%	2.08%
PORTFOLIO TURNOVER RATE	32%	31%	29%	45%	32%

(a)	Calculated based on average shares outstanding during each year.
(b)	Less than $0.01 per share.
(c)	Reflects the expense ratio excluding any waivers and/or reimbursements.

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	November 29, 2017 (a)
	Through
	June 30, 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$20.56
INVESTMENT OPERATIONS
Net investment loss (b)	(0.05)
Net realized and unrealized gain	1.77
Total from Investment Operations	1.72

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	(0.06)
Total Distributions to Shareholders	(0.06)
REDEMPTION FEES(b)	0.00	(c)
NET ASSET VALUE, End of Period	$22.22
TOTAL RETURN	8.40	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$27,141
Ratios to Average Net Assets:
Net investment loss	(0.36	)%(e)
Net expenses	0.85	%(e)
Gross expenses (f)	1.27	%(e)
PORTFOLIO TURNOVER RATE	32	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

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Financial Highlights

DF Dent Small Cap Growth Fund

					November 1,
					2013 (a)
	For the Years Ended June 30,				Through
	2018	2017	2016	2015	June 30, 2014
INVESTOR SHARES
NET ASSET VALUE, Beginning of Period	$13.29	$11.49	$12.22	$10.87	$10.00
INVESTMENT OPERATIONS
Net investment loss (b)	(0.06)	(0.06)	(0.01)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	2.74	1.86	(0.61)	1.48	0.90
Total from Investment Operations	2.68	1.80	(0.62)	1.44	0.87

DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	–	–	(0.11)	(0.09)	–
Total Distributions to Shareholders	–	–	(0.11)	(0.09)	–
REDEMPTION FEES(b)	–	0.00 (c)	–	–	–
NET ASSET VALUE, End of Period	$15.97	$13.29	$11.49	$12.22	$10.87
TOTAL RETURN	20.17%	15.67%	(5.06)%	13.41%	8.70	%(d)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$5,734	$8,182	$7,533	$5,382	$2,356
Ratios to Average Net Assets:
Net investment loss	(0.43)%	(0.46)%	(0.10)%	(0.39)%	(0.50	)%(e)
Net expenses	1.10%	1.25%	1.25%	1.25%	1.25	%(e)
Gross expenses (f)	3.12%	3.25%	3.60%	5.16%	10.69	%(e)
PORTFOLIO TURNOVER RATE	40%	45%	39%	38%	37	%(d)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during each period.
(c)	Less than $0.01 per share.
(d)	Not annualized.
(e)	Annualized.
(f)	Reflects the expense ratio excluding any waivers and/or reimbursements.

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	November 20, 2017 (a)
	Through
	June 30, 2018
INSTITUTIONAL SHARES
NET ASSET VALUE, Beginning of Period	$14.04
INVESTMENT OPERATIONS
Net investment loss (b)	(0.02)
Net realized and unrealized gain	1.95
Total from Investment Operations	1.93

NET ASSET VALUE, End of Period	$15.97
TOTAL RETURN	13.75	%(c)

RATIOS/SUPPLEMENTARY DATA
Net Assets at End of Period (000s omitted)	$5,350
Ratios to Average Net Assets:
Net investment loss	(0.24	)%(d)
Net expenses	0.95	%(d)
Gross expenses (e)	2.91	%(d)
PORTFOLIO TURNOVER RATE	40	%(c)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not annualized.
(d)	Annualized.
(e)	Reflects the expense ratio excluding any waivers and/or reimbursements.

DF DENT PREMIER GROWTH FUND

(DFDPX)

DF DENT MIDCAP GROWTH FUND

INVESTOR SHARES (DFDMX)

INSTITUTIONAL SHARES (DFMGX)

DF DENT SMALL CAP GROWTH FUND

INVESTOR SHARES (DFDSX)

INSTITUTIONAL SHARES (DFSGX)

For More Information

Annual and Semi-Annual Reports

Additional information about each Fund’s investments is available in the Funds’ annual and semi-annual reports to shareholders. In the Funds’ annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

Statement of Additional Information (“SAI”)

The SAI provides additional information about the Funds and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Funds

You may obtain free copies of the annual and semi-annual reports, when available, and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

DF Dent Growth Funds

P.O. Box 588

Portland, Maine 04112

(866) 2DF-DENT or

(866) 233-3368 (toll free)

dfdent.ta@atlanticfundservices.com

www.dfdent.com

The Funds’ Prospectus, SAI and annual and semi-annual reports are available, without charge, on Adviser's website at: www.dfdent.com.

Securities and Exchange Commission

Information

You may also review and copy the Funds’ annual and semi-annual reports, the SAI and other information about the Funds at the Public Reference Room of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You may obtain copies of this information, for a duplication fee, by e-mailing or writing to:

Securities and Exchange Commission

Public Reference Section

Washington, D.C. 20549-1520

e-mail: publicinfo@sec.gov

Fund information, including copies of the annual and semi-annual reports, when available, and the SAI, is available on the SEC’s EDGAR database website at www.sec.gov.

Distributor

Foreside Fund Services, LLC

www.foreside.com

Investment Company Act File No. 811-03023

221-PRU-1118